Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2018 and 2017 are summarized below:

	At January 1, 2018	Transfers to Assets held for sale	Translation differences and Other	At December 31, 2018
	(€ million)
Gross amount	€10,850	€(96)	€500	€11,254
Accumulated impairment losses	(454)	33	1	(420)
Goodwill	10,396	(63)	501	10,834
Brands	2,994	—	142	3,136
Total Goodwill and intangible assets with indefinite useful lives	€13,390	€(63)	€643	€13,970

	At January 1, 2017	Translation differences and other	At December 31, 2017
	(€ million)
Gross amount	€12,299	€(1,449)	€10,850
Accumulated impairment losses	(482)	28	(454)
Goodwill	11,817	(1,421)	10,396
Brands	3,405	(411)	2,994
Total Goodwill and intangible assets with indefinite useful lives	€15,222	€(1,832)	€13,390

Translation differences in 2018 and 2017 primarily related to foreign currency translation of the U.S. Dollar to the Euro.
Brands
Brands, composed of the Chrysler, Jeep, Dodge, Ram and Mopar brands, resulted from the acquisition of FCA US and are allocated to the NAFTA segment. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they are classified as intangible assets with indefinite useful lives and are therefore not amortized but are instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the NAFTA segment.
Goodwill
At December 31, 2018, Goodwill included €10,801 million from the acquisition of FCA US (€10,311 million at December 31, 2017). At December 31, 2018, €63 million of goodwill was classified within Assets held for sale as a result of Magneti Marelli meeting the held for sale criteria (see Note 3, Scope of consolidation).
There were no impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2018, 2017 and 2016. Refer to Note 2, Basis of preparation - Use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31
	2018	2017
	(€ million)
NAFTA	€8,855	€8,453
APAC	1,152	1,099
LATAM	552	529
EMEA	264	253
Other activities	11	62
Total Goodwill	€10,834	€10,396
Other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2017	€18,739	€3,552	€801	€23,092
Additions	2,586	356	65	3,007
Divestitures	(329)	(16)	(1)	(346)
Translation differences and other changes	(1,097)	(309)	(61)	(1,467)
At December 31, 2017	19,899	3,583	804	24,286
Additions	2,235	639	93	2,967
Divestitures	(568)	(224)	(89)	(881)
Transfer to Assets held for sale	(1,553)	(132)	(131)	(1,816)
Translation differences and other changes	215	133	(41)	307
At December 31, 2018	20,228	3,999	636	24,863
Accumulated amortization and impairment losses at January 1, 2017	9,380	1,808	482	11,670
Amortization	1,424	371	61	1,856
Impairment losses and asset write-offs	110	—	—	110
Divestitures	(324)	(10)	—	(334)
Translation differences and other changes	(388)	(140)	(30)	(558)
At December 31, 2017	10,202	2,029	513	12,744
Amortization	1,543	379	50	1,972
Impairment losses and asset write-offs	153	—	—	153
Divestitures	(553)	(30)	(89)	(672)
Transfer to Assets held for sale	(973)	(98)	(91)	(1,162)
Translation differences and other changes	31	82	(34)	79
At December 31, 2018	10,403	2,362	349	13,114
Carrying amount at December 31, 2017	€9,697	€1,554	€291	€11,542
Carrying amount at December 31, 2018	€9,825	€1,637	€287	€11,749

Capitalized development expenditures include both internal and external costs that are directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and powertrain programs.
In 2018, €153 million of impairment losses and asset write-offs were recognized as described in Note 5, Research and development costs. In 2017, of the total €110 million impairment losses and asset write-offs were recognized as described in Note 5, Research and development costs. Refer to Note 2, Use of estimates - Recoverability of non-current assets with definite useful lives for additional detail regarding the assumptions and judgments used when testing these assets for impairment.
Translation differences primarily related to foreign currency translation of the U.S. Dollar to the Euro.
Amortization of capitalized development expenditures is recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of Patents, concessions, licenses and credits and Other intangibles are recognized within Cost of revenues and Selling, general and other costs.
At December 31, 2018 and 2017, the Group had contractual commitments for the purchase of intangible assets amounting to €215 million and €601 million, respectively.